Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
Landstar is providing the following additional information regarding the relationship between executive compensation and the financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to “
Compensation Discussion and Analysis
” in this Proxy Statement.
The following table summarizes the “compensation actually paid” to (i) the current Principal Executive Officer (“Current PEO”), (ii) the former Principal Executive Officer (“Former PEO”) and (ii) the average “compensation actually paid” to the remaining Named Executive Officers other than the PEO with respect to applicable fiscal years. “Compensation actually paid” does not correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during the fiscal year. Instead, it is a nuanced calculation that includes the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this column of the Pay Versus Performance table set forth below. The following Pay Versus Performance table also provides certain information describing the Company’s financial performance for each of the covered fiscal years.
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for Current PEO (1) (b)	Compensation Actually Paid to Current PEO (2) (c)	Summary Compensation Table Total for Former PEO (1) (d)	Compensation Actually Paid to Former PEO (2) (e)	Average Summary Compensation Table Total for Non-PEO Named Executives (3) (f)	Average Compensation Actually Paid to Non-PEO Named Executives (2) (g)	Total Shareholder Return (4) (h)	Peer Group Total Shareholder Return (5) (i)	Net Income (6) (j)	Diluted Earnings per Share (7) (k)

2025	4,574,887	464,775	n/a	n/a	1,204,975	506,521	119.01	140.92	115,007,000	3.31

2024	13,374,405	10,825,294	738,296	(2,217,085)	1,236,754	466,402	138.80	128.01	195,946,000	5.51

2023			2,434,841	2,965,714	1,248,748	657,430	151.48	126.96	264,394,000	7.36

2022			4,574,748	2,935,420	1,796,669	1,281,181	125.00	106.94	430,914,000	11.76

2021			5,398,583	17,834,936	3,193,054	6,520,834	129.78	129.26	381,524,000	9.98

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lonegro, the Company’s current President and Chief Executive Officer and current PEO, for each corresponding year in the “Total” column of the Summary Compensation Table included in the section
“Compensation of Named Executives
” in this Proxy Statement. As Mr. Lonegro was hired on February 2, 2024, there was no compensation paid by the Company to Mr. Lonegro with respect to fiscal years 2023, 2022 or 2021. The dollar amounts reported in column (d) are the amounts of total compensation reported for James B. Gattoni, the Company’s former President and Chief Executive Officer and former PEO, for each corresponding year.

(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lonegro, our former PEO or the
Non-PEO
Named Executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Calculation for Current PEO 2025	Calculation for Average non-PEO Named Executives 2025

Reported Summary Compensation Table Total	4,574,887	1,204,975

Less Reported Value of Equity Awards (a)	(3,473,049)	(719,323)

Plus Year End Fair Value of Equity Awards Granted in the Year (b)	1,651,663	264,363

Plus Year over Year Change (positive or negative) in Fair Value of Outstanding and Unvested Equity Awards (b)	(2,224,806)	(229,208)

Plus Year over Year Change (positive or negative) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	(63,920)	(14,286)

Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (b)	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (b)	—	—

“Compensation Actually Paid”	464,775	506,521

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair value of equity awards at each measurement date is computed in a manner consistent with the fair value methodology used to account for equity awards in the Company’s audited consolidated financial statements in accordance with generally accepted accounting principles and included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 27, 2025. For restricted stock awards, the fair value as of the end of the covered fiscal year is computed as the unvested restricted shares outstanding as of the end of the covered fiscal year multiplied by the Company’s closing stock price as of the last business day of the covered fiscal year. For RSUs with a performance or market condition, the fair value as of the end of the covered fiscal year is computed based on the unvested RSUs expected to vest based on the most probable outcome of the performance or market condition for these awards multiplied by the Company’s closing stock price as of the last business day of the covered fiscal year or based on a Monte Carlo simulation model to determine fair value as of the end of the covered fiscal year. For stock awards vested during the covered fiscal year, the fair value at vesting is calculated as the number of shares vested multiplied by the average of the high and low stock prices on the vesting date.

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Named Executives as a group (excluding Mr. Lonegro and Mr. Gattoni) in the “Total” column of the Summary Compensation Table in each applicable year. The Named Executives (excluding Mr. Lonegro and Mr. Gattoni) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Coro, Kneller, Miller and Todd (ii) for 2024 and 2023, Messrs. Coro, Kneller and Todd, and Mr. Joseph J. Beacom; (iii) for 2022, Messrs. Beacom, Coro, Kneller and Todd, and Mr. Federico L. Pensotti; and (iv) for 2021, Messrs. Beacom, Coro, Kneller and Pensotti.

(4)
This column illustrates the Cumulative TSR that would have been realized as of the end of the measurement period, assuming reinvestment of dividends throughout, by an investor who invested $100 in shares of Common Stock at the beginning of the measurement period. The measurement period for purposes of the calculation of Cumulative TSR is the period beginning as of the market close on the last trading day before the commencement of the Company’s 2021 fiscal year, the first year included in the Pay Versus Performance Table, and ending as of the end of each of the reported fiscal years.

(5)
Represents the TSR that would have been realized by an investor, assuming reinvestment of dividends, who invested $100 in the peer group at the beginning of the measurement period. The peer group used for this purpose is the following published industry index: the Dow Jones Transportation Stock Index. The peer group referred to throughout this Pay Versus Performance section is separate and distinct from the peer group referred to in
“Compensation Discussion and Analysis”
above.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.

(7)
The Company determined diluted earnings per share to be the Company Selected Measure, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link “compensation actually paid” to the Company’s Named Executive for the most recently completed fiscal year to Company performance. The dollar amounts reported represent the amount of diluted earnings per share reflected in the Company’s audited consolidated financial statements for the applicable year.

Company Selected Measure Name	diluted earnings per share
Named Executive Officers, Footnote	for 2025, Messrs. Coro, Kneller, Miller and Todd	for 2024 and 2023, Messrs. Coro, Kneller and Todd, and Mr. Joseph J. Beacom	for 2024 and 2023, Messrs. Coro, Kneller and Todd, and Mr. Joseph J. Beacom	for 2022, Messrs. Beacom, Coro, Kneller and Todd, and Mr. Federico L. Pensotti;	for 2021, Messrs. Beacom, Coro, Kneller and Pensotti.
Peer Group Issuers, Footnote	Represents the TSR that would have been realized by an investor, assuming reinvestment of dividends, who invested $100 in the peer group at the beginning of the measurement period. The peer group used for this purpose is the following published industry index: the Dow Jones Transportation Stock Index. The peer group referred to throughout this Pay Versus Performance section is separate and distinct from the peer group referred to in
“Compensation Discussion and Analysis”
	above.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lonegro, our former PEO or the
Non-PEO
Named Executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Calculation for Current PEO 2025	Calculation for Average non-PEO Named Executives 2025

Reported Summary Compensation Table Total	4,574,887	1,204,975

Less Reported Value of Equity Awards (a)	(3,473,049)	(719,323)

Plus Year End Fair Value of Equity Awards Granted in the Year (b)	1,651,663	264,363

Plus Year over Year Change (positive or negative) in Fair Value of Outstanding and Unvested Equity Awards (b)	(2,224,806)	(229,208)

Plus Year over Year Change (positive or negative) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	(63,920)	(14,286)

Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (b)	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (b)	—	—

“Compensation Actually Paid”	464,775	506,521

Non-PEO NEO Average Total Compensation Amount	$ 1,204,975	$ 1,236,754	$ 1,248,748	$ 1,796,669	$ 3,193,054
Non-PEO NEO Average Compensation Actually Paid Amount	$ 506,521	466,402	657,430	1,281,181	6,520,834
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lonegro, our former PEO or the
Non-PEO
Named Executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	Calculation for Current PEO 2025	Calculation for Average non-PEO Named Executives 2025

Reported Summary Compensation Table Total	4,574,887	1,204,975

Less Reported Value of Equity Awards (a)	(3,473,049)	(719,323)

Plus Year End Fair Value of Equity Awards Granted in the Year (b)	1,651,663	264,363

Plus Year over Year Change (positive or negative) in Fair Value of Outstanding and Unvested Equity Awards (b)	(2,224,806)	(229,208)

Plus Year over Year Change (positive or negative) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	(63,920)	(14,286)

Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (b)	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (b)	—	—

“Compensation Actually Paid”	464,775	506,521

Compensation Actually Paid vs. Total Shareholder Return
“Compensation Actually Paid” and Cumulative TSR
The following chart presents the amount of “compensation actually paid” to Mr. Lonegro (the current PEO), Mr. Gattoni (the former PEO) and the average amount of “compensation actually paid” to the Company’s Named Executives as a group (excluding Mr. Lonegro and Mr. Gattoni), and the Company’s cumulative TSR over the five years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
“Compensation Actually Paid” and Net Income
The following chart presents the amount of “compensation actually paid” to Mr. Lonegro (the current PEO), Mr. Gattoni (the former PEO) and the average amount of “compensation actually paid” to the Company’s Named Executives as a group (excluding Mr. Lonegro and Mr. Gattoni), and the Company’s net income over the five years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
“Compensation Actually Paid” and Diluted Earnings Per Share
The following chart presents the amount of “compensation actually paid” to Mr. Lonegro (the current PEO), Mr. Gattoni (the former PEO) and the average amount of “compensation actually paid” to the Company’s Named Executives as a group (excluding Mr. Lonegro and Mr. Gattoni), and the Company’s diluted earnings per share over the five years presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Dow Jones Transportation Stock Index
As demonstrated by the following graph, the Company’s cumulative TSR over the five-year period presented in the table was 19%, while the cumulative TSR of the peer group presented for this purpose, the Dow Jones Transportation Stock Index, was 41% over the five years presented in the table.

Tabular List, Table
The most important financial performance measures used by the Company to link “compensation actually paid” to the Company’s Named Executives, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Operating income

•	Pre-tax income per diluted share

•	Diluted earnings per share

•	Total shareholder return

Total Shareholder Return Amount	$ 119.01	138.8	151.48	125	129.78
Peer Group Total Shareholder Return Amount	140.92	128.01	126.96	106.94	129.26
Net Income (Loss)	$ 115,007,000	$ 195,946,000	$ 264,394,000	$ 430,914,000	$ 381,524,000
Company Selected Measure Amount	3.31	5.51	7.36	11.76	9.98
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-tax income per diluted share
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Total shareholder return
Mr. Lonegro [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,574,887	$ 13,374,405
PEO Actually Paid Compensation Amount	$ 464,775	$ 10,825,294
PEO Name	Mr. Lonegro	Mr. Lonegro
Mr. Gattoni [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 738,296	$ 2,434,841	$ 4,574,748	$ 5,398,583
PEO Actually Paid Compensation Amount		$ (2,217,085)	$ 2,965,714	$ 2,935,420	$ 17,834,936
PEO Name		Mr. Gattoni	Mr. Gattoni	Mr. Gattoni	Mr. Gattoni
PEO | Mr. Lonegro [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,651,663
PEO | Mr. Lonegro [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,224,806)
PEO | Mr. Lonegro [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,920)
PEO | Mr. Lonegro [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,473,049)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	264,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,208)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,286)
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (719,323)